AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED MAY 1, 2011
TO

THE PROSPECTUS DATED MAY 1, 2011

 AMERICAN INDEPENDENCE CAPITAL DEFENDER FUND

(TICKER SYMBOLS: CDCIX / CDCAX)

 (the “Fund”)

Please be advised that Shares of the American Independence Capital Defender Fund are not currently available for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED MAY 1, 2011
TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

 AMERICAN INDEPENDENCE CAPITAL DEFENDER FUND

(TICKER SYMBOLS: CDCIX / CDCAX)

 (the “Fund”)

Please be advised that Shares of the American Independence Capital Defender Fund are not currently available for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE